Related Party Transactions - Schedule of Transactions with Related Parties (Details) - Mr. Tian Peiqing ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 USD ($)	Feb. 28, 2018 CNY (¥)	Feb. 28, 2017 CNY (¥)
Related Party Transaction [Line Items]
Purchases of services provided by other entities controlled by related party	¥ 610	$ 91	¥ 4,463	¥ 4,221
Services provided to other entities controlled by related party	278	42	5,472
Revenue collected on behalf of group by other entity controlled by related party			161	20
Shanghai Fuxi Network Co., Ltd.
Related Party Transaction [Line Items]
Purchases of services provided by other entities controlled by related party			3,884	3,613
Services provided to other entities controlled by related party	225	34	5,472
Shanghai Jiaxin Travel Agency
Related Party Transaction [Line Items]
Purchases of services provided by other entities controlled by related party	610	91	579	608
Revenue collected on behalf of group by other entity controlled by related party			¥ 161	¥ 20
Shanghai Zhendou Technology Co. Ltd.
Related Party Transaction [Line Items]
Services provided to other entities controlled by related party	¥ 53	$ 8